STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of statements of comprehensive loss additional information [Abstract]
STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION
NOTE 18: -     STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION

a.	Cost of revenues:
	Year ended December 31,
	2019	2018	2017

Salaries and benefits	$242	$873	$1,668
Share-based compensation	-	68	53
Materials and sub-contractors	63	216	572
Depreciation	-	161	309
Rentals and maintenance	-	130	233
Other	29	4	10

	$334	$1,452	$2,845

b.	Research and development, net:
	Year ended December 31,
	2019	2018	2017

Salaries and benefits	$9,811	$9,599	$10,205
Share-based compensation	782	960	1,200
Materials and sub-contractors	2,686	* 1,368	1,636
Plant growth and greenhouse maintenance	337	342	405
Rentals and office maintenance	428	1,114	1,430
Depreciation	2,742	1,859	1,836
Other	579	*709	437
Participation in respect of government grants	(1,574)	(1,265)	(162)

	$15,791	$14,686	$16,987

*Reclassification

c.	Business development:
	Year ended December 31,
	2019	2018	2017

Salaries and benefits	$907	$1,301	$1,038
Share-based compensation	442	381	363
Travel	168	163	109
Legal	133	67	37
Other	379	172	139

	$2,029	$2,084	$1,686

d.	General and administrative:
	Year ended December 31,
	2019	2018	2017

Salaries and benefits	$1,922	$1,755	$1,737
Share-based compensation	354	322	628
Professional fees	1,151	1,075	1,065
Other	338	362	380

	$3,765	$3,514	$3,810

e.	Financing income and expenses

Financing income:

	Year ended December 31,
	2019	2018	2017

Exchange differences	$1,432	$-	$-
Interest income	759	1,413	2,125
Change in the fair value of marketable securities	439	-	-

	$2,630	$1,413	$2,125

Financing expenses:

	Year ended December 31,
	2019	2018	2017

Bank expenses and commissions	$52	$141	$129
Exchange differences	160	660	82
Change in the fair value of marketable securities	-	1,285	720
Hedging instruments	-	-	7
Operating lease liability interest	302	-	-
Revaluation of liabilities in respect of government grants	41	120	67

	$555	$2,206	$1,005